Hotchkis & Wiley International Value Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Value
Aerospace & Defense - 1.6%
Airbus SE	360	$68,067

Air Freight & Logistics - 2.2%
Logista Integral SA	2,550	95,430

Automobile Components - 1.4%
Magna International, Inc.	1,102	61,503

Automobiles - 0.7%
Mercedes-Benz Group AG	525	32,268

Banks - 13.6%
ABN AMRO Bank NV	1,810	57,379
Banca Monte dei Paschi di Siena SpA	8,630	75,302
Banco Santander SA	2,670	29,933
Barclays PLC	13,482	70,557
BNP Paribas SA	1,194	113,745
ING Groep NV	2,742	71,174
Lloyds Banking Group PLC	64,200	79,571
NatWest Group PLC	3,584	26,550
Societe Generale SA	866	63,233
		587,444

Beverages - 4.5%
Arca Continental SAB de CV	5,500	63,353
Heineken Holding NV	1,827	130,021
		193,374

Capital Markets - 3.1%
IGM Financial, Inc.	1,040	49,552
Julius Baer Group Ltd.	1,150	84,587
		134,139

Chemicals - 9.9%
Akzo Nobel NV	2,820	162,109
Fuso Chemical Co. Ltd.	8,400	149,899
Nippon Sanso Holdings Corp.	3,300	117,013
		429,021

Communications Equipment - 4.1%
Telefonaktiebolaget LM Ericsson - Class B	15,479	176,464

Energy Equipment & Services - 1.3%
Subsea 7 SA	1,785	55,297

Food Products - 0.0% (a)
Magnum Ice Cream Co. NV (b)	115	1,692

Health Care Equipment & Supplies - 3.7%
Koninklijke Philips NV	2,854	78,064
Siemens Healthineers AG (c)	1,900	81,066
		159,130

Hotels, Restaurants & Leisure - 3.9%
Accor SA	2,140	102,642
Lottomatica Group SpA	2,300	66,412
		169,054

Household Durables - 1.9%
Panasonic Holdings Corp.	4,900	82,180

Household Products - 3.2%
Henkel AG & Co. KGaA	1,900	136,478

Industrial Conglomerates - 4.1%
Siemens AG	420	102,327
Smiths Group PLC	2,495	76,137
		178,464

IT Services - 0.7%
Capgemini SE	255	30,090

Machinery - 1.5%
CNH Industrial NV	1,368	15,048
Daimler Truck Holding AG	980	48,261
		63,309

Media - 4.7%
Havas NV	4,285	75,046
Informa PLC	4,200	42,183
RTL Group SA	540	23,122
WPP PLC	20,445	63,941
		204,292

Metals & Mining - 1.6%
Glencore PLC	9,185	69,566

Multi-Utilities - 2.6%
National Grid PLC	6,585	111,155

Oil, Gas & Consumable Fuels - 10.9%
Cenovus Energy, Inc.	1,475	39,147
Kosmos Energy Ltd. (b)	13,788	38,331
Shell PLC	3,627	169,603
Suncor Energy, Inc.	945	62,504
TotalEnergies SE	1,770	162,441
		472,026

Passenger Airlines - 2.7%
Qantas Airways Ltd.	19,615	115,223

Personal Care Products - 0.6%
Unilever PLC	510	27,998

Pharmaceuticals - 3.1%
AstraZeneca PLC	490	95,814
GSK PLC	1,467	40,409
		136,223

Professional Services - 1.3%
Randstad NV	2,155	56,245

Semiconductors & Semiconductor Equipment - 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	225	76,039

Software - 4.1%
SAP SE	1,040	177,303

Textiles, Apparel & Luxury Goods - 0.7%
Burberry Group PLC (b)	2,060	30,142

Wireless Telecommunication Services - 1.5%
Vodafone Group PLC	43,941	66,278
TOTAL COMMON STOCKS (Cost $3,327,973)		4,195,894

PREFERRED STOCKS - 0.9%	Shares	Value
Automobiles - 0.9%
Bayerische Motoren Werke AG, 0.00%	421	38,754
TOTAL PREFERRED STOCKS (Cost $29,304)		38,754

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (d)	92,175	92,175
TOTAL MONEY MARKET FUNDS (Cost $92,175)		92,175

TOTAL INVESTMENTS - 100.0% (Cost $3,449,452)		4,326,823
Liabilities in Excess of Other Assets - (0.0)% (a)		(1,833)
TOTAL NET ASSETS - 100.0%		$4,324,990

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $81,066 or 1.9% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Hotchkis & Wiley International Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$405,477	$3,790,417	$–	$4,195,894
Preferred Stocks	–	38,754	–	38,754
Money Market Funds	92,175	–	–	92,175
Total Investments	$497,652	$3,829,171	$–	$4,326,823

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of March 31, 2026
(% of Net Assets)
United Kingdom	$915,226	21.0%
Netherlands	631,730	14.5
Germany	616,457	14.3
France	540,218	12.6
Japan	349,092	8.1
Canada	212,706	4.8
Australia	184,789	4.3
Sweden	176,464	4.1
Italy	141,714	3.3
Spain	125,363	2.9
United States	93,788	2.2
Switzerland	84,587	2.0
Taiwan	76,039	1.8
Mexico	63,353	1.5
Luxembourg	23,122	0.5
Cash and Other	90,342	2.1
	$4,324,990	100.0%